Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 8.6%
Accton Technology Corp.	1,565,000	$12,206,796
ADTRAN Inc.	139,987	2,434,374
Calix Inc.(a)(b)	178,097	7,107,851
Juniper Networks Inc.	855,562	26,967,314
Radware Ltd.(a)	128,383	3,711,553
		52,427,888
IT Services — 8.0%
Akamai Technologies Inc.(a)(b)	240,071	26,955,172
Change Inc.(b)	113,000	1,575,103
My EG Services Bhd	14,260,200	3,053,655
Okta Inc.(a)	128,073	15,280,390
Secunet Security Networks AG	4,382	1,855,274
		48,719,594
Professional Services — 11.0%
Booz Allen Hamilton Holding Corp.	310,596	25,353,951
CACI International Inc., Class A(a)	72,558	19,249,637
ManTech International Corp./VA, Class A	86,068	6,914,703
Science Applications International Corp.	182,259	15,169,417
		66,687,708
Software — 72.2%
A10 Networks Inc.	210,336	3,003,598
Absolute Software Corp.	185,922	1,425,549
Ahnlab Inc.(b)	19,572	1,620,611
Alarm.com Holdings Inc.(a)(b)	149,018	9,102,019
Allot Ltd.(a)	130,051	739,990
Arqit Quantum Inc.(a)(b)	87,014	703,073
BlackBerry Ltd.(a)(b)	1,784,100	10,207,555
Check Point Software Technologies Ltd.(a)	244,444	30,870,833
Citrix Systems Inc.	333,969	33,430,297
Clear Secure Inc., Class A(a)(b)	210,336	6,398,421
Cognyte Software Ltd.(a)	199,213	1,350,664
Crowdstrike Holdings Inc., Class A(a)	135,208	26,873,942
CyberArk Software Ltd.(a)(b)	125,200	19,673,928
Darktrace PLC(a)(b)	908,339	4,899,819
Digital Arts Inc.	32,600	1,821,356
DocuSign Inc.(a)	198,178	16,052,418
Everbridge Inc.(a)	57,878	2,494,542
Fortinet Inc.(a)	88,794	25,662,354
Kape Technologies PLC(a)	363,045	1,561,012
KnowBe4 Inc., Class A(a)	69,799	1,661,216
Mandiant Inc.(a)	734,423	16,142,618
Micro Focus International PLC	1,099,880	5,193,848
Mimecast Ltd.(a)	197,190	15,712,099
Security	Shares	Value

Software (continued)
Netcompany Group A/S(c)	133,338	$7,415,222
OneSpan Inc.(a)(b)	114,505	1,617,956
Palo Alto Networks Inc.(a)(b)	51,480	28,894,694
Ping Identity Holding Corp.(a)	220,352	5,757,798
Qualys Inc.(a)	108,924	14,844,163
Rapid7 Inc.(a)(b)	174,171	16,636,814
SailPoint Technologies Holdings Inc.(a)(b)	291,716	18,620,232
SentinelOne Inc., Class A(a)	113,932	3,790,518
TeamViewer AG(a)(b)(c)	516,763	6,200,670
Telos Corp.(a)(b)	146,882	1,144,211
Tenable Holdings Inc.(a)(b)	324,581	17,926,609
Trend Micro Inc/Japan	424,700	23,679,960
Varonis Systems Inc.(a)(b)	337,640	14,586,048
VMware Inc., Class A	226,435	24,464,037
Zscaler Inc.(a)(b)	85,766	17,388,199
		439,568,893
Total Common Stocks — 99.8%
(Cost: $615,650,659)		607,404,083

Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	88,871,637	88,871,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	950,000	950,000
		89,821,637
Total Short-Term Investments — 14.8%
(Cost: $89,801,385)		89,821,637
Total Investments in Securities — 114.6%
(Cost: $705,452,044)		697,225,720
Other Assets, Less Liabilities — (14.6)%		(88,808,952)
Net Assets — 100.0%		$608,416,768

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,729,133	$26,152,599	(a)	$—	$(29,761)	$19,666	$88,871,637	88,871,637	$512,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	790,000	160,000	(a)	—	—	—	950,000	950,000	552		—
					$(29,761)	$19,666	$89,821,637		$513,332		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	5	06/17/22	$712	$(47,541)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$537,941,367	$69,462,716	$—	$607,404,083
Money Market Funds	89,821,637	—	—	89,821,637
	$627,763,004	$69,462,716	$—	$697,225,720
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47,541)	$—	$—	$(47,541)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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